Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Common Stock
10. Common Stock
At the effective time of the Reverse Merger on September 11, 2023, the Company issued an aggregate of 11,021,248 shares of Company common stock to the Former Dianthus stockholders, based on the exchange ratio of approximately 0.2181 shares of Company common stock for each share of Former Dianthus common stock, including those shares of Former Dianthus common stock issued upon the conversion of Former Dianthus preferred stock and those shares of the Former Dianthus common stock issued in the pre-closing
financing, resulting in 14,817,762 shares of Company common stock being issued and outstanding immediately following the effective time of the Reverse Merger.
As of September 30, 2023 and December 31, 2022, the Company was authorized to issue up to 150,000,000 shares of $0.001 par value of Company common stock and 8,722,279 shares of $0.0001 par value of Company common stock, respectively. In the Company’s Form 10-Q filing for the period ended September 30, 2023, the Company incorrectly reported that it was authorized to issue up to 40,000,000 shares of $0.0001 par value of Company common stock as of December 31, 2022. As of September 30, 2023 and December 31, 2022, the Company had issued and outstanding shares of 14,817,762 and 875,279, respectively.
Each share of Company common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors, if any. No dividends have been declared or paid by the Company through September 30, 2023.

The Company had the following shares of Company common stock reserved for future issuance as of September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Conversion of convertible preferred stock	—	7,269,183
Issuance of common stock upon exercise of stock options	1,772,179	1,273,454
Equity awards available for grant under stock awards	767,454	414,679
Shares available for issuance under the Employee Stock Purchase Plan	37,078	—
Issuance of common stock upon exercise of warrants	214,997	4,677

Total common stock reserved for future issuance	2,791,708	8,961,993

10. Stockholders’ Equity/(Deficit)
Common Stock
As of December 31, 2022 and 2021, the Company was authorized to issue 8,722,279 and 3,706,968 shares of common stock, respectively, with a par value of $0.0001 per share. In January 2023, the Company amended its Certificate of Incorporation to increase the authorized common stock to 9,837,322 shares.
The Common Stock has the following characteristics:
Voting
The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings); provided, however, that, except as otherwise required by law, holders of common stock, as such, shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Certificate of Incorporation or pursuant to the Delaware General Corporation Law.

Dividends
The holders of common stock are entitled to receive dividends, if and when declared by the Company’s Board of Directors. Since the Company’s inception, no dividends have been declared or paid to the holders of common stock.
Liquidation, dissolution or winding up
In the event of any voluntary or involuntary liquidation, dissolution, or winding-up
of the Company, the holders of common stock are entitled to share ratably in the Company’s remaining assets, following priority payments to the Company’s preferred stockholders.